Derivative financial instrument liabilities (Details) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 2,273	$ 3,544
Total derivative financial instrument liabilities	$ 2,273	$ 3,544